Other Non-current Assets (Tables)	6 Months Ended
Jun. 30, 2024
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets	Other non-current assets, consisted of the following:
	December 31,	June 30,
	2023	2024

Private clouds in construction	$12,012	12,398
Other cloud infrastructure	-	7,005
	$12,012	19,403